Discontinued Operations (Schedule of Discontinued Operation Revenue) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues from discontinued operations			$ 11,663		$ 21,299	$ 36,447
Cost of revenues			7,593		12,726	21,368
Gross profit from discontinued operations			4,070		8,573	15,079
Research and development costs			957		1,856	3,228
Selling, general and administrative expenses			1,080		2,234	6,260
Financial income (expenses), net			(52)		(144)	(96)
Gain on sale of discontinued operation						12,807
Income from discontinued operations before taxes	[1]		1,981		4,339	18,302
Income tax	[1]		(194)		(505)	(6,028)
Income from discontinued operation	[1]		$ 1,787		$ 3,834	$ 12,274

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.